Columbia Select Large Cap Equity Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Large Cap Equity Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.5%
Interactive Media & Services 9.0%
Alphabet, Inc., Class C(a)	474,818	82,599,339
Meta Platforms, Inc., Class A	102,878	48,026,537
Total		130,625,876
Media 1.5%
Comcast Corp., Class A	553,733	22,165,932
Total Communication Services		152,791,808
Consumer Discretionary 8.1%
Automobiles 0.5%
Tesla, Inc.(a)	44,134	7,859,382
Broadline Retail 4.9%
Amazon.com, Inc.(a)	401,477	70,836,602
Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings, Inc.	91,408	18,336,445
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B	214,956	20,431,568
Total Consumer Discretionary		117,463,997
Consumer Staples 5.9%
Consumer Staples Distribution & Retail 2.3%
Walmart, Inc.	498,595	32,787,607
Food Products 1.4%
Mondelez International, Inc., Class A(b)	307,289	21,058,515
Household Products 2.2%
Procter & Gamble Co. (The)	193,536	31,844,414
Total Consumer Staples		85,690,536
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
EOG Resources, Inc.	165,459	20,607,918
Exxon Mobil Corp.	313,727	36,787,628
Total		57,395,546
Total Energy		57,395,546
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.8%
Banks 4.6%
Bank of America Corp.	909,053	36,353,030
Citigroup, Inc.	482,604	30,071,055
Total		66,424,085
Capital Markets 1.9%
S&P Global, Inc.(b)	65,526	28,013,020
Financial Services 2.7%
MasterCard, Inc., Class A	89,371	39,955,093
Insurance 1.6%
Chubb Ltd.	85,917	23,268,042
Total Financials		157,660,240
Health Care 14.0%
Biotechnology 2.7%
BioMarin Pharmaceutical, Inc.(a)	93,560	7,023,549
Insmed, Inc.(a)	214,978	11,834,539
Natera, Inc.(a)	78,834	8,398,186
Vertex Pharmaceuticals, Inc.(a)	26,512	12,071,974
Total		39,328,248
Health Care Equipment & Supplies 3.7%
Boston Scientific Corp.(a)	254,048	19,198,407
Edwards Lifesciences Corp.(a)	172,567	14,994,347
Intuitive Surgical, Inc.(a)	47,963	19,286,881
Total		53,479,635
Health Care Providers & Services 1.9%
UnitedHealth Group, Inc.	57,188	28,329,220
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	38,619	21,934,820
Pharmaceuticals 4.2%
Eli Lilly & Co.	45,300	37,161,402
Merck & Co., Inc.	195,370	24,526,750
Total		61,688,152
Total Health Care		204,760,075

Columbia Select Large Cap Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Large Cap Equity Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.7%
Aerospace & Defense 1.4%
General Dynamics Corp.	67,288	20,170,924
Commercial Services & Supplies 2.6%
Cintas Corp.	26,848	18,202,139
Republic Services, Inc.	108,701	20,130,338
Total		38,332,477
Electrical Equipment 1.5%
Eaton Corp. PLC	63,152	21,020,143
Ground Transportation 1.7%
Union Pacific Corp.	105,684	24,605,349
Industrial Conglomerates 1.3%
Honeywell International, Inc.	92,544	18,711,471
Machinery 1.2%
Parker-Hannifin Corp.	33,822	17,977,069
Total Industrials		140,817,433
Information Technology 30.2%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity Ltd.	147,504	22,081,349
Semiconductors & Semiconductor Equipment 12.4%
Applied Materials, Inc.(b)	131,809	28,349,480
Lam Research Corp.(b)	25,540	23,814,517
NVIDIA Corp.	89,121	97,706,026
QUALCOMM, Inc.	147,655	30,129,003
Total		179,999,026
Software 10.8%
Adobe, Inc.(a)	45,213	20,108,934
Microsoft Corp.	285,750	118,623,397
Palo Alto Networks, Inc.(a)	65,310	19,260,572
Total		157,992,903
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	418,712	80,497,382
Total Information Technology		440,570,660
Real Estate 2.6%
Industrial REITs 1.2%
Prologis, Inc.	153,318	16,940,106
Specialized REITs 1.4%
Equinix, Inc.	26,763	20,419,634
Total Real Estate		37,359,740
Utilities 2.9%
Multi-Utilities 2.9%
Ameren Corp.	278,413	20,427,162
DTE Energy Co.	191,743	22,343,812
Total		42,770,974
Total Utilities		42,770,974
Total Common Stocks (Cost $845,329,104)		1,437,281,009

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
U.S. Large Cap 0.7%
Columbia Research Enhanced Core ETF(c)	352,489	10,997,656
Total Exchange-Traded Equity Funds (Cost $10,284,359)		10,997,656

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 5.547%(c),(d)	13,221,034	13,218,390
Total Money Market Funds (Cost $13,216,526)		13,218,390
Total Investments in Securities (Cost: $868,829,989)		1,461,497,055
Other Assets & Liabilities, Net		(3,327,170)
Net Assets		1,458,169,885
At May 31, 2024, securities and/or cash totaling $17,894,544 were pledged as collateral.
Columbia Select Large Cap Equity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Select Large Cap Equity Fund, May 31, 2024 (Unaudited)
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Applied Materials, Inc.	Morgan Stanley	USD	(5,032,872)	(234)	240.00	6/21/2024	(22,113)	(8,073)
Lam Research Corp.	Morgan Stanley	USD	(4,755,444)	(51)	1,040.00	6/21/2024	(20,730)	(11,858)
Mondelez International, Inc.	Morgan Stanley	USD	(4,214,595)	(615)	77.50	6/21/2024	(291)	(6,150)
S&P Global, Inc.	Morgan Stanley	USD	(3,847,590)	(90)	480.00	6/21/2024	(1,402)	(19,800)
Total							(44,536)	(45,881)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Research Enhanced Core ETF
	9,972,911	8,022,429	(6,299,053)	(698,631)	10,997,656	1,017,030	—	352,489
Columbia Short-Term Cash Fund, 5.547%
	9,104,735	46,833,435	(42,720,624)	844	13,218,390	134	110,742	13,221,034
Total	19,077,646			(697,787)	24,216,046	1,017,164	110,742

(d)	The rate shown is the seven-day current annualized yield at May 31, 2024.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Select Large Cap Equity Fund  | 2024

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1QT172_02_P01_(07/24)